CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Operating activities:
Net loss	$ (60,077)	$ (75,023)
Adjustment to reconcile net loss to net cash provided by (used in) operating activities:
Inventory write-down	680	27,688
Depreciation and amortization	52,218	45,606
Amortization of deferred convertible bond issuances costs and premium	392	392
Allowance of doubtful receivables and advance to suppliers	2,844	(216)
(Gains) losses on derivatives	(5,027)	669
Share-based compensation	335	555
Loss on disposal of long-lived assets	160	451
Impairment of long-lived assets		291
Gain on disposal of land use right	(4,694)	(55)
Reversal of provision for firm purchase commitment		(2,441)
Changes in assets and liabilities:
Accounts receivable	(63,053)	(102,889)
Inventories	(86,881)	(85,112)
Project assets	(24,779)	(18,772)
Advances to suppliers	8,697	(5,630)
Amounts due from related parties	2,913	9,358
Value added tax recoverable	(3,977)	(2,524)
Prepaid expenses and other current assets	9,806	2,825
Prepaid land use right		80
Proceeds from disposal of land use right	8,201
Accounts payable	226,648	168,207
Advances from customers	17,397	(16,089)
Income tax payables	(3,763)	3,972
Other current liabilities	2,606	1,104
Other long-term liabilities	(3,676)	(434)
Accrued warranty cost	4,899	(5,741)
Deferred tax assets	(9,709)	(21,476)
Provision for litigation	(2,430)	1,781
Net cash provided by (used in) operating activities	69,730	(73,423)
Investing activities:
Purchases of property, plant and equipment	(28,611)	(44,104)
Advances for purchases of property, plant and equipment	(30,427)	(40,407)
Cash received from government subsidy	7,984	634
Proceeds from disposal of property, plant and equipment		83
Changes in restricted cash	(146,848)	(22,264)
Net cash received on settlement of derivatives	2,782	1,126
Purchases of other long-lived assets		(276)
Net cash used in investing activities	(195,120)	(105,208)
Financing activities:
Proceeds from bank borrowings	798,196	570,851
Repayment of bank borrowings	(686,976)	(457,993)
Proceeds from exercise of stock options	274
Contribution(repurchase) from noncontrolling interests	(36)	224
Net cash provided by financing activities	111,458	113,082
Effect of exchange rate changes	955	739
Net decrease in cash and cash equivalents	(12,977)	(64,810)
Cash and cash equivalents, beginning of year	93,283	379,039
Cash and cash equivalents, end of year	80,306	314,229
Supplemental schedule of non-cash transactions
Payables for purchase of property, plant and equipment	10,126	6,014
Banknotes, included in accounts receivable, used to purchase equipment	6,986	21,205
Supplemental disclosure of cash flow information
Interest paid, net of interest capitalized	28,418	25,543
Income tax (return) paid	$ 36	$ (458)